13. Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible Assets
Intangible assets

	Concession right	Transmission lines for Achiras and La Castellana wind farms		Electrical substation for La Genoveva II wind farm		Turbogas and turbosteam supply agreements for thermal station Brigadier López	Other	Total
Cost	ARS 000	ARS 000		ARS 000		ARS 000	ARS 000	ARS 000

01-01-2018	12,160,063	-		-		-	1,095,324	13,255,387
Transfers	-	917,304	(1)	-		-	-	917,304
12-31-2018	12,160,063	917,304		-		-	1,095,324	14,172,691
Additions	-	-		-		6,094,377	-	6,094,377
Transfers	-	9,171	(1)	24,770	(1)	-	-	33,941
12-31-2019	12,160,063	926,475		24,770		6,094,377	1,095,324	20,301,009

Amortization and impairment

01-01-2018	9,118,079	-		-		-	1,078,192	10,196,271
Amortization for the year	506,998	30,914		-		-	-	537,912
12-31-2018	9,625,077	30,914		-		-	1,078,192	10,734,183
Amortization for the year	506,997	46,264		407		850,376	17,132	1,421,176
Impairment	-	-		-		1,076,863	-	1,076,863
12-31-2019	10,132,074	77,178		407		1,927,239	1,095,324	13,232,222

Net book value

12-31-2018	2,534,986	886,390		-		-	17,132	3,438,508
12-31-2019	2,027,989	849,297		24,363		4,167,138	-	7,068,787

(1) Transferred from property, plant and equipment. See Note 2.2.7.

Concession right of Piedra del Águila hydroelectric power plant

Includes the amounts paid as consideration for rights relating to the concession of Piedra del Águila hydroelectric power plant awarded by the Argentine government for a 30-year term, until December 29, 2023. The Group amortizes such intangible asset based on straight-line basis over the remaining life of the concession agreement.

For a concession arrangement to fall within the scope of IFRIC 12, usage of the infrastructure must be controlled by the concession grantor. This requirement is met when the following two conditions are met:

–	the grantor controls or regulates what services the operator must provide with the infrastructure, to whom it must provide them, and at what price; and

–	the grantor controls the infrastructure, i.e., retains the right to take back the infrastructure at the end of the concession.

Upon Resolution 95 passed by Argentine government the Company’s concession right of Piedra del Águila hydroelectric power plant met both conditions above.

The main features of the concession contract are as follows:

Control and regulation of prices by concession grantor: Pricing schedule approved by grantor;

Remuneration paid by: CAMMESA;

Grant or guarantee from concession grantor: None;

Residual value: Infrastructure returned to grantor for no consideration at end of concession;

Concession end date: December 29, 2023;

IFRIC 12 accounting model: Intangible asset.

Fees and royalties: the Intergovernmental Basin Authority is entitled to a fee of 2.5% of the plant’s revenues, and the provinces of Rio Negro and Neuquén are entitled to royalties of 12% of such revenues. For the years ended December 31, 2019, 2018 and 2017, the fees and royalties amounted 367,787, 329,714 and 312,291, respectively and they were shown in operating expenses in the consolidated statement of income.

Contractual capital investment obligations and obligations relating to maintenance expenditure on infrastructure under concession are not significant.

Transmission lines of wind farms Achiras and La Castellana

As mentioned in Note 2.2.7, the Group finished the construction of wind farms La Castellana and Achiras, whereby it was agreed to construct high and medium tension lines and the electrical substation to connect the wind farms to SADI, a part of which were given to the companies transporting the energy in accordance with the respective contracts; therefore, such companies are in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for an amount of 917,304, which were transferred from property, plant and equipment to intangible assets.

Electrical substation of wind farm La Genoveva II

As mentioned in Note 2.2.7, during 2019 the Group finished the construction of wind farms La Genoveva II, whereby it was agreed to construct the electrical substation that feeds the connection of the wind farm to the SADI, a part of which were given to the company transporting the energy; therefore, such company is in charge of the maintenance of such transferred installations. Consequently, the Group recognized intangible assets for an amount of 24,770, which were transferred from property, plant and equipment.

Turbogas and turbosteam supply agreements for Thermal Station Brigadier López

During fiscal year 2019, as a result of the business combination described in Note 2.2.20, the Group recognized an intangible asset for 6,094,377 related to turbogas and turbosteam supply agreements entered into with CAMMESA regarding Thermal Station Brigadier López.